Other non-financial liabilities	12 Months Ended
Mar. 31, 2024
Categories of non-current financial liabilities [abstract]
Other non-financial liabilities
21.
Other non-financial liabilities

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Deferred government grant*	203	192	2
Provision for gratuity (refer Note 36)	207	266	3
Others	3	174	2
	413	632	8

Current
Deferred government grant*	11	11	0
Provision for gratuity (refer Note 36)	24	33	0
Provision for compensated absences	247	304	4
Advance received against sale of assets	64	—	—
Statutory dues payable	4,053	4,322	52
	4,399	4,670	56

* Movement in the deferred government grant is as below:

Opening balance	225	214	3
Released to the statement of profit or loss	(11)	(11)	(0)
Total	214	203	3